CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	107,601,425	107,018,029
Common Stock, Shares, Outstanding	107,601,425	107,018,029